CASH AND CASH EQUIVALENT	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENT

NOTE 3 - CASH AND CASH EQUIVALENT:

The Company's cash and cash equivalents are primarily held in U.S. Dollars and New Israeli Shekels (NIS), in current accounts and short-term deposits with leading banking institutions in Israel and the United States.

As of December 31, 2025, the Company had cash and cash equivalents in amount of $3,159.

As of December 31, 2024, the Company had Cash and cash equivalents in amount of $5,111.